Earnout Liability (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Jul. 13, 2016
Earnout shares issuable	2,500,000
Description of earnout shares issuable

If such EBITDA is equal to or greater than £15,000 ($20,099), the Selling Group will receive an aggregate of 2,500,000 shares of common stock. If such EBITDA is less than £15,000 ($20,099), the Selling Group will receive the number of shares equal to the product of (x) 2,500,000 and (y) a fraction, the numerator of which is such EBITDA and the denominator of which is £15,000 ($20,099).

Earnout consideration	$ 16,728
Description of earnout adjusted discount rate

The key assumptions in applying the Monte Carlo simulation include the Earnout Period EBITDA in the Earnout Jurisdictions for the twelve months ending September 30, 2018, a risk-adjusted discount rate of 12.3% as of September 30, 2017, a standard deviation of 48.8% as of September 30, 2017 (based on the expected standard deviation of the Earnout Period EBITDA), a normal distribution of Earnout Period EIBTDA and a Monte Carlo simulation run 100,000 times.

Hydra Industries Acquisition Corp [Member]
Earnout consideration		$ 9,575